COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitment [Abstract]
Disclosure of detailed information about contractual obligations [Table Text Block]
	Less than	1 to	Over
	1 year	3 years	3 years	Total
Trade and other payables	$3,966	$-	$-	$3,966
Loans payable principal and interest payments(1)	810	14,798	-	15,608
Payments related to acquisition of royalties and streams(2)	2,500	-	-	2,500
Total commitments	$7,276	$14,798	$-	$22,074